Cash and balances with central banks (Tables)	12 Months Ended
Dec. 31, 2019
Cash and balances with central banks [abstract]
Summary of Cash and Balances with Central Banks
Cash and balances with central banks
	2019	2018
Amounts held at central banks	51,178	47,655
Cash and bank balances	2,024	2,333
	53,202	49,987